PROMISSORY NOTES (Details) - USD ($)	Mar. 13, 2026	Feb. 20, 2026	Mar. 31, 2026
February 2026 Security Promissory Note and Pledge Agreement [Member]
PROMISSORY NOTES (Details) [Line Items]
Lender principal amount		$ 880,000
Pomissory notes purchase price		800,000
Original issuance discount		$ 80,000
Promissory note bears interest percent		8.00%
Occurrence of certain events interest rate		18.00%
Cash proceeds toward the repayment percent		100.00%
Repaid amount of promissory note		$ 800,000
March 2026 Security Promissory Note and Pledge Agreement [Member]
PROMISSORY NOTES (Details) [Line Items]
Lender principal amount	$ 330,000
Pomissory notes purchase price	300,000
Original issuance discount	$ 30,000
Promissory note bears interest percent	8.00%
Occurrence of certain events interest rate	18.00%
Cash proceeds toward the repayment percent	100.00%
Repaid amount of promissory note	$ 300,000
Promissory notes balance			$ 1,314,864
Class B Ordinary Shares [Member] | February 2026 Security Promissory Note and Pledge Agreement [Member] | Chief Executive Officer [Member]
PROMISSORY NOTES (Details) [Line Items]
Aggregate shares (in Shares)		3,603,692
Class B Ordinary Shares [Member] | March 2026 Security Promissory Note and Pledge Agreement [Member]
PROMISSORY NOTES (Details) [Line Items]
Aggregate shares (in Shares)	1,126,154
Class B Ordinary Shares [Member] | Share Consolidation [Member] | February 2026 Security Promissory Note and Pledge Agreement [Member] | Chief Executive Officer [Member]
PROMISSORY NOTES (Details) [Line Items]
Aggregate shares (in Shares)		225,231
Class B Ordinary Shares [Member] | Share Consolidation [Member] | March 2026 Security Promissory Note and Pledge Agreement [Member]
PROMISSORY NOTES (Details) [Line Items]
Aggregate shares (in Shares)	70,385